Restructuring - Rollforward Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Opening provision			$ 10,748	$ 1,637	$ 1,637
Additional provisions	$ 6,162	$ 0	6,162	$ 18,089	18,089
Utilization			(6,802)		(9,303)
Foreign exchange movement			(93)		325
Ending provision	$ 10,015		$ 10,015		$ 10,748